Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
FAIR VALUE MEASUREMENTS
In accordance with the provisions of ASC 820, the following tables provide the valuation hierarchy classification of assets and liabilities that are carried at fair value and measured on a recurring and nonrecurring basis in our Consolidated Balance Sheet as of December 31, 2018 and 2017:

2018 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$51	$51	$—	$—
Derivative assets	85	—	85	—
Derivative liabilities	(286)	—	(286)	—

2017 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$64	$64	$—	$—
Derivative assets	253	—	253	—
Derivative liabilities	(78)	—	(78)	—

Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally, and are measured at fair value using closing stock prices from active markets. Our derivative assets and liabilities include foreign exchange contracts that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. As of December 31, 2018, there were no significant transfers in or out of Level 1 and Level 2.
As of December 31, 2018, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value in our Consolidated Balance Sheet at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$334	$314	$127	$121
Customer financing notes receivable	272	265	609	596
Short-term borrowings	(1,469)	(1,469)	(392)	(392)
Long-term debt (excluding capitalized leases)	(43,996)	(44,003)	(27,067)	(29,180)
Long-term liabilities	(508)	(467)	(362)	(330)

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2018 and 2017:

	December 31, 2018
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$314	$—	$314	$—
Customer financing notes receivable	265	—	265	—
Short-term borrowings	(1,469)	—	(1,258)	(211)
Long-term debt (excluding capitalized leases)	(44,003)	—	(43,620)	(383)
Long-term liabilities	(467)	—	(467)	—

	December 31, 2017
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$121	$—	$121	$—
Customer financing notes receivable	596	—	596	—
Short-term borrowings	(392)	—	(300)	(92)
Long-term debt (excluding capitalized leases)	(29,180)	—	(28,970)	(210)
Long-term liabilities	(330)	—	(330)	—